Property, Plant and Equipment - Schedule of Reconciliation of Changes in Right-of-use Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	¥ 386,780	¥ 347,018
Ending balance	407,938	386,780
Acquisition cost of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	478,309	413,127
Additions and other increases	34,318	95,655
Disposals and other decreases	(13,703)	(36,834)
Reclassification to assets held for sale (Note 19)		(3,365)
Foreign currency translation differences	40,485	10,265
Other		(539)
Ending balance	539,410	478,309
Accumulated depreciation and accumulated impairment losses of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(91,529)	(66,109)
Depreciation expenses	(41,761)	(38,171)
Impairment losses		(45)
Disposals and other decreases	11,770	13,602
Reclassification to assets held for sale (Note 19)		1,755
Foreign currency translation differences	(9,953)	(2,771)
Other		210
Ending balance	(131,472)	(91,529)
Buildings and structures
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	379,804	339,207
Ending balance	400,952	379,804
Buildings and structures | Acquisition cost of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	462,797	398,441
Additions and other increases	30,110	87,721
Disposals and other decreases	(7,365)	(29,473)
Reclassification to assets held for sale (Note 19)		(3,190)
Foreign currency translation differences	39,575	9,750
Other		(452)
Ending balance	525,118	462,797
Buildings and structures | Accumulated depreciation and accumulated impairment losses of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(82,993)	(59,234)
Depreciation expenses	(37,820)	(33,755)
Impairment losses		(45)
Disposals and other decreases	6,026	10,495
Reclassification to assets held for sale (Note 19)		1,646
Foreign currency translation differences	(9,380)	(2,508)
Other		408
Ending balance	(124,166)	(82,993)
Machinery and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	6,807	7,609
Ending balance	6,868	6,807
Machinery and vehicles | Acquisition cost of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	15,040	13,968
Additions and other increases	4,195	7,880
Disposals and other decreases	(6,177)	(7,048)
Reclassification to assets held for sale (Note 19)		(175)
Foreign currency translation differences	883	501
Other		(86)
Ending balance	13,940	15,040
Machinery and vehicles | Accumulated depreciation and accumulated impairment losses of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(8,233)	(6,359)
Depreciation expenses	(3,867)	(4,322)
Impairment losses		0
Disposals and other decreases	5,590	2,794
Reclassification to assets held for sale (Note 19)		109
Foreign currency translation differences	(562)	(257)
Other		(198)
Ending balance	(7,072)	(8,233)
Tools, furniture, and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	169	202
Ending balance	118	169
Tools, furniture, and fixtures | Acquisition cost of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	472	718
Additions and other increases	13	54
Disposals and other decreases	(161)	(313)
Reclassification to assets held for sale (Note 19)		0
Foreign currency translation differences	27	14
Other		(1)
Ending balance	351	472
Tools, furniture, and fixtures | Accumulated depreciation and accumulated impairment losses of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(303)	(516)
Depreciation expenses	(74)	(94)
Impairment losses		0
Disposals and other decreases	155	313
Reclassification to assets held for sale (Note 19)		0
Foreign currency translation differences	(11)	(6)
Other		0
Ending balance	¥ (234)	¥ (303)